Consolidated Balance Sheet - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Tangible assets	€ 5,607	€ 794
Intangible assets	23,436	352
Deferred taxes	10,400	10,400
Total non-current assets	39,443	11,546
Current financial assets
Trade receivables	3,422	3,397
Other financial assets	13,450	794
Cash and cash equivalents	21,579	19,451
Total current financial assets	38,451	23,642
Other current assets
Inventories	4,488	3,177
Income tax reimbursement claims	3	53
Other assets	1,819	715
Total other current assets	6,310	3,945
Total current assets	44,761	27,587
Total assets	84,204	39,133
Equity
Subscribed capital	44,638	44,632
Capital reserve	117,286	117,109
Capital reserve from foreign currency conversion adjustments	(446)	(2)
Loss carried forward	(145,350)	(136,505)
Loss for the period	9,001	(8,878)
Total equity	25,129	16,356
Non-current liabilities
Financial debt	22,528	13,462
Other provisions	1,042	1,545
Other financial liabilities	17,485	0
Total non-current liabilities	41,055	15,007
Current financial liabilities
Trade payables	3,795	1,806
Current financial debt	188	165
Other financial liabilities	812	29
Total current financial liabilities	4,795	2,000
Other current liabilities
Income tax liabilities	62	0
Other provisions	2,617	2,891
Other current liabilities	10,546	2,879
Total other current liabilities	13,225	5,770
Total current liabilities	18,020	7,770
Total equity and liabilities	€ 84,204	€ 39,133